Note 19 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital Shares, Number (in shares)	40,189,436	39,845,211
Capital Shares, Amount	$ 457,993	$ 442,153
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	38,863,742	38,519,517
Capital Shares, Amount	$ 457,620	$ 441,780
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373